Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other assets and liabilities
Schedule of other assets and liabilities

	December 31, 2020				December 31, 2019
	Assets		Liabilities		Assets		Liabilities
(€ million)	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	1,548	152	1,609	162	2,573	54	2,704	50
Contract liabilities			1,298	394			1,669	456
Other Taxes	450	181	1,124	26	766	223	1,411	63
Other	688	920	841	1,295	633	594	1,362	1,042
	2,686	1,253	4,872	1,877	3,972	871	7,146	1,611